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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ] Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 44th Floor
         New York, NY 10153

Form 13F File Number: 28-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                       New York, NY   May 14, 2011
-------------------------------------   -------------   ------
(Signature)                             (City, State)   (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        22
Form 13F Information Table Value Total: 1,140,080 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                              TITLE OF            VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER          CLASS     CUSIP   (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- --------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
AMERICAN CAPITAL AGENCY CORP COM       02503X105 132,693  4,553,652  SH               DEFINED      1    4,553,652    0     0
ANNTAYLOR STORES CORP        COM       036115103  66,917  2,298,759  SH               DEFINED      1    2,298,759    0     0
CREXUS INVT CORP             COM       226553105  68,520  6,000,000  SH               DEFINED      1    6,000,000    0     0
EXPRESS SCRIPTS INC          COM       302182100  99,606  1,791,159  SH               DEFINED      1    1,791,159    0     0
GAIN CAP HLDGS INC           COM       36268W100   4,087    532,803  SH               DEFINED      1      532,803    0     0
HATTERAS FINL CORP           COM       41902R103  24,863    884,176  SH               DEFINED      1      884,176    0     0
HCA HOLDINGS INC             COM       40412C101  61,838  1,825,731  SH               DEFINED      1    1,825,731    0     0
HEALTH CARE REIT INC         COM       42217K106  66,430  1,266,781  SH               DEFINED      1    1,266,781    0     0
KINDER MORGAN INC DEL        COM       49456B101  77,115  2,601,719  SH               DEFINED      1    2,601,719    0     0
KKR & CO L P DEL             COM UNITS 48248M102  32,967  2,008,961  SH               DEFINED      1    2,008,961    0     0
LIBERTY GLOBAL INC           COM SER A 530555101  81,043  1,957,076  SH               DEFINED      1    1,957,076    0     0
MEDCO HEALTH SOLUTIONS INC   COM       58405U102 100,965  1,797,806  SH               DEFINED      1    1,797,806    0     0
MEDLEY CAP CORP              COM       58503F106   2,192    180,000  SH               DEFINED      1      180,000    0     0
METLIFE INC                  COM       59156R108  62,622  1,400,000  SH               DEFINED      1    1,400,000    0     0
MFA FINANCIAL INC            COM       55272X102  63,550  7,750,000  SH               DEFINED      1    7,750,000    0     0
NIELSEN HOLDINGS N V         COM       N63218106  60,914  2,230,475  SH               DEFINED      1    2,230,475    0     0
PENNYMAC MTG INVT TR         COM       70931T103  11,788    640,983  SH               DEFINED      1      640,983    0     0
PFSWEB INC                   COM NEW   717098206     390     78,084  SH               DEFINED      1       78,084    0     0
SOLAR CAP LTD                COM       83413U100  30,000  1,256,282  SH               DEFINED      1    1,256,282    0     0
SOLAR SR CAP LTD             COM       83416M105   8,036    431,349  SH               DEFINED      1      431,349    0     0
SWIFT TRANSN CO              CL A      87074U101  72,841  4,955,142  SH               DEFINED      1    4,955,142    0     0
TWO HBRS INVT CORP           COM       90187B101  10,703  1,022,276  SH               DEFINED      1    1,022,276    0     0